Income Tax Expense - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Major components of tax expense (income) [abstract]
Current tax expense	$ 5,109	$ 5,408	$ 5,052
Deferred tax (benefit)/expense	(335)	121	1,955
Total taxation expense	$ 4,774	$ 5,529	$ 7,007